UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Jay Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2019

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments.

Convergence Long/Short Equity Fund
Schedule of Investments
August 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS* - 133.41%
Administrative and Support Services - 3.36%
ManpowerGroup, Inc.	3,436	$280,859
MasterCard, Inc. - Class A	3,868	1,088,339
PayPal Holdings, Inc. (a)	10,246	1,117,326
		2,486,524
Ambulatory Health Care Services - 1.31%
Medpace Holdings, Inc. (a)(b)	12,026	973,024

Amusement, Gambling, and Recreation Industries - 0.67%
SeaWorld Entertainment, Inc. (a)	17,067	495,114

Apparel Manufacturing - 0.39%
UniFirst Corp.	1,479	289,751

Beverage and Tobacco Product Manufacturing - 1.22%
Coca-Cola Consolidated, Inc.	2,689	905,144

Broadcasting (except Internet) - 4.86%
DISH Network Corp. - Class A (a)	35,691	1,197,790
Sinclair Broadcast Group, Inc. - Class A	27,093	1,207,535
Viacom, Inc. - Class B	47,891	1,196,317
		3,601,642
Building Material and Garden Equipment and Supplies Dealers - 1.95%
BMC Stock Holdings, Inc. (a)	17,049	433,556
Home Depot, Inc.	4,441	1,012,148
		1,445,704
Chemical Manufacturing - 10.11%
AbbVie, Inc.	14,379	945,275
Amgen, Inc.	4,767	994,491
Arena Pharmaceuticals, Inc. (a)	13,258	701,216
Biogen, Inc. (a)	4,293	943,387
Bristol-Myers Squibb Co.	6,185	297,313
Colgate-Palmolive Co.	12,273	910,043
Gilead Sciences, Inc.	15,175	964,219
PolyOne Corp.	12,585	402,846
Procter & Gamble Co.	7,557	908,578
Scotts Miracle-Gro Co. - Class A	3,954	420,389
		7,487,757
Computer and Electronic Product Manufacturing - 15.78%
Alphabet, Inc. - Class C (a)	1,400	1,663,339
Apple, Inc.	11,235	2,345,194
Broadcom, Inc.	3,388	957,584
Cisco Systems, Inc.	15,764	737,913
Danaher Corp.	5,830	828,385
Intel Corp.	20,048	950,476

International Business Machines Corp.	8,109	1,099,013
Jabil, Inc.	28,865	831,601
L3Harris Technologies, Inc.	2,720	575,035
Medtronic PLC (c)	7,304	788,029
Teradyne, Inc.	17,234	912,884
		11,689,453
Construction of Buildings - 0.45%
Meritage Homes Corp. (a)	5,102	333,365

Credit Intermediation and Related Activities - 10.83%
Ameriprise Financial, Inc.	5,699	735,057
Bank of America Corp.	48,606	1,337,150
Capital One Financial Corp.	8,535	739,302
Citigroup, Inc.	20,085	1,292,470
Discover Financial Services	9,242	739,083
Fifth Third Bancorp	11,219	296,743
First Horizon National Corp.	18,354	290,544
OneMain Holdings, Inc.	18,606	667,025
Popular, Inc. (c)	5,451	286,559
SVB Financial Group (a)	1,486	289,205
Wells Fargo & Co.	29,010	1,350,995
		8,024,133
Data Processing, Hosting and Related Services - 2.30%
Hewlett Packard Enterprise Co.	65,858	910,158
HMS Holdings Corp. (a)	21,729	793,760
		1,703,918
Educational Services - 0.77%
Laureate Education, Inc. (a)	31,176	570,521

Electronics and Appliance Stores - 1.21%
Best Buy Company, Inc.	14,078	896,065

Fabricated Metal Product Manufacturing - 1.38%
Ball Corp.	4,783	384,601
Builders FirstSource, Inc. (a)	32,650	635,043
		1,019,644
Food Manufacturing - 3.79%
Hershey Co.	5,805	919,976
Pilgrim's Pride Corp. (a)	30,253	942,683
Tyson Foods, Inc. - Class A	10,136	943,054
		2,805,713
Food Services and Drinking Places - 1.21%
Hyatt Hotels Corp. - Class A	4,085	294,733
Starbucks Corp.	6,225	601,086
		895,819
Funds, Trusts, and Other Financial Vehicles - 0.74%
Principal Financial Group, Inc.	10,323	549,390

Furniture and Related Product Manufacturing - 0.46%
Tempur Sealy International, Inc. (a)	4,440	342,413

Gasoline Stations - 1.19%
Delek U.S. Holdings, Inc.	26,830	878,683

General Merchandise Stores - 2.37%
Target Corp.	8,079	864,776
Wal-Mart, Inc.	7,786	889,629
		1,754,405
Heavy and Civil Engineering Construction - 1.46%
KBR, Inc.	42,358	1,080,976

Insurance Carriers and Related Activities - 3.73%
Arch Capital Group Ltd. (a)(c)	14,057	555,252
Hilltop Holdings, Inc.	12,207	289,916
MetLife, Inc.	12,095	535,809
Prudential Financial, Inc.	7,107	569,200
Radian Group, Inc.	12,366	278,853
WR Berkley Corp.	7,529	536,441
		2,765,471
Leather and Allied Product Manufacturing - 0.90%
Deckers Outdoor Corp. (a)	2,155	317,755
Nike, Inc. - Class B	4,120	348,140
		665,895
Machinery Manufacturing - 2.12%
Cummins, Inc.	4,177	623,501
Lam Research Corp.	4,487	944,558
		1,568,059
Management of Companies and Enterprises - 1.01%
Morgan Stanley	18,037	748,355

Merchant Wholesalers, Durable Goods - 1.16%
Tech Data Corp. (a)	9,288	861,276

Merchant Wholesalers, Nondurable Goods - 4.99%
AmerisourceBergen Corp.	9,449	777,369
Cardinal Health, Inc.	18,450	795,749
McKesson Corp.	5,450	753,572
Sysco Corp.	7,449	553,684
World Fuel Services Corp.	21,366	820,454
		3,700,828
Mining (except Oil and Gas) - 0.57%
Vulcan Materials Co.	3,007	424,739

Miscellaneous Manufacturing - 0.57%
NewMarket Corp.	884	419,679

Motor Vehicle and Parts Dealers - 1.18%
Asbury Automotive Group, Inc. (a)	9,296	876,613

Nonstore Retailers - 3.39%
Amazon.com, Inc. (a)	867	1,540,042
eBay, Inc.	24,055	969,176
		2,509,218

Petroleum and Coal Products Manufacturing - 3.37%
CVR Energy, Inc. (b)	21,075	838,364
HollyFrontier Corp.	18,923	839,424
Valero Energy Corp.	10,832	815,433
		2,493,221
Plastics and Rubber Products Manufacturing - 1.35%
Berry Global Group, Inc. (a)	10,415	407,643
Carlisle Companies, Inc.	4,104	594,916
		1,002,559
Primary Metal Manufacturing - 0.58%
Worthington Industries, Inc.	12,390	429,933

Professional, Scientific, and Technical Services - 11.67%
Alexion Pharmaceuticals, Inc. (a)	8,224	828,650
Cadence Design Systems, Inc. (a)	15,836	1,084,449
Celgene Corp. (a)	8,977	868,974
Cerner Corp.	11,621	800,803
Insperity, Inc.	2,927	289,949
Interpublic Group of Companies, Inc.	60,169	1,196,160
Omnicom Group, Inc.	15,766	1,199,162
Tetra Tech, Inc.	3,862	313,285
Verint Systems, Inc. (a)	19,918	1,061,430
VMware, Inc. - Class A (a)(b)	7,108	1,005,356
		8,648,218
Publishing Industries (except Internet) - 8.31%
Citrix Systems, Inc.	11,487	1,068,061
Fortinet, Inc. (a)	13,076	1,035,358
Manhattan Associates, Inc. (a)	12,270	1,013,870
Microsoft Corp.	8,197	1,130,038
Oracle Corp.	21,123	1,099,663
Veeva Systems, Inc. - Class A (a)	5,049	809,759
		6,156,749
Rail Transportation - 0.88%
CSX Corp.	9,693	649,625

Real Estate - 1.25%
CBRE Group, Inc. - Class A (a)	8,917	466,092
Jones Lang LaSalle, Inc.	3,413	457,513
		923,605
Rental and Leasing Services - 1.95%
Navient Corp.	56,983	725,963
Synchrony Financial	22,485	720,644
		1,446,607
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.64%
Allegion PLC (c)	4,940	475,574

Specialty Trade Contractors - 0.88%
EMCOR Group, Inc.	7,460	652,302

Support Activities for Transportation - 1.15%
CH Robinson Worldwide, Inc.	4,100	346,409
Expeditors International of Washington, Inc.	7,072	502,820
		849,229

Telecommunications - 2.69%
AT&T, Inc.	56,612	1,996,139

Transportation Equipment Manufacturing - 4.44%
Federal Signal Corp.	16,062	477,202
General Motors Co.	9,298	344,863
Gentex Corp.	11,465	304,969
HEICO Corp.	4,006	579,548
Lockheed Martin Corp.	2,965	1,138,886
Oshkosh Corp.	6,354	446,496
		3,291,964
Truck Transportation - 0.69%
Landstar System, Inc.	4,599	512,880

Utilities - 4.79%
AES Corp.	46,938	719,560
Duke Energy Corp.	7,575	702,506
NRG Energy, Inc.	19,435	707,434
Southern Co.	11,917	694,284
Southwest Gas Holdings, Inc.	7,919	722,450
		3,546,234
Water Transportation - 0.71%
Norwegian Cruise Line Holdings Ltd. (a)(c)	10,379	526,734

Wood Product Manufacturing - 0.63%
Universal Forest Products, Inc.	12,010	469,591

TOTAL COMMON STOCKS (Cost $89,562,486)		98,840,455

REAL ESTATE INVESTMENT TRUSTS* - 4.70%
Brixmor Property Group, Inc.	21,907	403,746
Host Hotels & Resorts, Inc.	25,875	415,035
Invitation Homes, Inc.	15,358	441,696
Kimco Realty Corp.	23,592	433,621
Medical Properties Trust, Inc.	24,043	446,959
PS Business Parks, Inc.	2,505	449,923
Rexford Industrial Realty, Inc.	10,445	461,565
Sunstone Hotel Investors, Inc.	32,925	432,635
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,369,054)		3,485,180

SHORT-TERM INVESTMENTS - 14.18%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.000% (b)(d)	10,505,854	10,505,854
TOTAL SHORT-TERM INVESTMENTS (Cost $10,505,854)		10,505,854

Total Investments (Cost $103,437,394) - 152.29%		112,831,489
Liabilities in Excess of Other Assets - (52.29)%		(38,739,442)
TOTAL NET ASSETS - 100.00%		$74,092,047

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $101,386,067 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of August 31, 2019.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Long/Short Equity Fund
Schedule of Securities Sold Short
August 31, 2019 (Unaudited)

SECURITIES SOLD SHORT - (49.09)%	Shares	Value
COMMON STOCKS (45.53)%
Accommodation - (0.42)%
Marriott Vacations Worldwide Corp.	(1,490)	$(146,899)
Wyndham Hotels & Resorts, Inc.	(3,154)	(162,053)
		(308,952)
Administrative and Support Services - (0.16)%
Equifax, Inc.	(792)	(115,933)

Amusement, Gambling, and Recreation Industries - (0.54)%
Six Flags Entertainment Corp.	(2,548)	(150,765)
Walt Disney Co.	(1,796)	(246,519)
		(397,284)
Animal Production and Aquaculture - (0.32)%
Cal-Maine Foods, Inc.	(5,888)	(238,700)

Apparel Manufacturing - (0.11)%
Capri Holdings Ltd. (a)	(2,971)	(78,375)

Beverage and Tobacco Product Manufacturing - (0.53)%
National Beverage Corp.	(6,777)	(277,179)
NMI Holdings, Inc.	(3,981)	(112,822)
		(390,001)
Broadcasting (except Internet) - (1.06)%
Cable One, Inc.	(226)	(293,262)
Liberty Broadband Corp. - Class C	(3,044)	(320,960)
Spotify Technology SA (a)	(1,295)	(174,760)
		(788,982)
Building Material and Garden Equipment and Supplies Dealers - (0.50)%
Lowe's Companies, Inc.	(3,327)	(373,289)

Chemical Manufacturing - (3.97)%
Aerie Pharmaceuticals, Inc.	(3,590)	(77,759)
Agios Pharmaceuticals, Inc.	(2,626)	(99,657)
Albemarle Corp.	(1,850)	(114,201)
Alnylam Pharmaceuticals, Inc.	(3,592)	(289,838)

Bluebird Bio, Inc.	(2,545)	(262,924)
Blueprint Medicines Corp.	(2,194)	(168,214)
Chemours Co.	(9,719)	(137,718)
Deciphera Pharmaceuticals, Inc.	(2,188)	(79,381)
Denali Therapeutics, Inc.	(12,340)	(222,120)
Immunomedics, Inc.	(14,438)	(184,806)
International Flavors & Fragrances, Inc.	(1,221)	(134,005)
Medicines Co.	(4,315)	(181,057)
MyoKardia, Inc.	(2,693)	(144,803)
Nektar Therapeutics	(8,449)	(148,449)
REGENXBIO, Inc.	(2,469)	(85,156)
Sage Therapeutics, Inc.	(1,694)	(290,808)
Ultragenyx Pharmaceutical, Inc.	(2,914)	(158,726)
Zogenix, Inc.	(3,771)	(160,984)
		(2,940,606)
Clothing and Clothing Accessories Stores - (0.50)%
Tiffany & Co.	(4,353)	(369,439)

Computer and Electronic Product Manufacturing - (6.54)%
Avanos Medical, Inc.	(7,773)	(257,908)
Avaya Holdings Corp.	(22,917)	(323,588)
Cabot Microelectronics Corp.	(2,063)	(257,153)
Cubic Corp.	(2,444)	(169,296)
DexCom, Inc.	(1,765)	(302,892)
First Solar, Inc.	(4,352)	(270,128)
Fortive Corp.	(2,402)	(170,302)
Guidewire Software, Inc.	(3,442)	(331,052)
IPG Photonics Corp.	(2,838)	(351,145)
Lumentum Holdings, Inc.	(5,637)	(314,319)
Marvell Technology Group Ltd. (a)	(10,526)	(252,308)
Monolithic Power Systems, Inc.	(1,696)	(255,350)
NVIDIA Corp.	(1,517)	(254,113)
Plantronics, Inc.	(11,294)	(350,905)
Pure Storage, Inc. - Class A	(20,335)	(331,053)
Square, Inc. - Class A	(5,215)	(322,496)
ViaSat, Inc.	(4,154)	(329,537)
		(4,843,545)
Construction of Buildings - (0.12)%
Lennar Corp. - Class A	(1,722)	(87,822)

Credit Intermediation and Related Activities - (2.25)%
Bank OZK	(8,108)	(209,186)
BOK Financial Corp.	(2,465)	(187,685)
Cadence BanCorp	(8,773)	(134,841)
CenterState Bank Corp.	(10,803)	(244,364)
Cullen/Frost Bankers, Inc.	(2,157)	(179,053)
Flagstar Bancorp, Inc.	(5,189)	(188,620)
Independent Bank Group, Inc.	(3,280)	(160,425)
PennyMac Financial Services, Inc.	(6,121)	(181,120)
Synovus Financial Corp.	(5,172)	(183,813)
		(1,669,107)

Data Processing, Hosting and Related Services - (0.14)%
Upwork, Inc.	(7,287)	(105,370)

Educational Services - (0.20)%
Grand Canyon Education, Inc.	(1,174)	(147,454)

Electrical Equipment, Appliance, and Component Manufacturing - (0.64)%
Altra Industrial Motion Corp.	(6,759)	(175,666)
Energizer Holdings, Inc.	(7,838)	(301,763)
		(477,429)
Fabricated Metal Product Manufacturing - (0.68)%
BWX Technologies, Inc.	(3,019)	(178,725)
McDermott International, Inc. (a)	(27,056)	(127,704)
Mueller Water Products, Inc. - Class A	(19,119)	(199,985)
		(506,414)
Food and Beverage Stores - (0.34)%
Sprouts Farmers Market, Inc.	(13,864)	(248,859)

Food Manufacturing - (0.72)%
Kraft Heinz Co.	(10,363)	(264,464)
Lamb Weston Holdings, Inc.	(3,772)	(265,511)
		(529,975)
Funds, Trusts, and Other Financial Vehicles - (0.29)%
Magnolia Oil & Gas Corp.	(20,771)	(212,072)

Furniture and Home Furnishings Stores - (0.50)%
Floor & Decor Holdings, Inc. - Class A	(7,621)	(375,106)

General Merchandise Stores - (0.89)%
BJ's Wholesale Club Holdings, Inc.	(10,953)	(287,626)
Kohl's Corp.	(7,833)	(370,188)
		(657,814)
Health and Personal Care Stores - (0.34)%
CVS Health Corp.	(4,124)	(251,234)

Heavy and Civil Engineering Construction - (0.23)%
Fluor Corp.	(9,662)	(170,728)

Insurance Carriers and Related Activities - (1.11)%
American International Group, Inc.	(3,434)	(178,705)
Brighthouse Financial, Inc.	(5,156)	(181,801)
Markel Corp.	(130)	(148,600)
ProAssurance Corp.	(4,332)	(169,251)
White Mountains Insurance Group Ltd. (a)	(135)	(143,195)
		(821,552)
Leather and Allied Product Manufacturing - (0.13)%
Wolverine World Wide, Inc.	(3,716)	(96,430)

Machinery Manufacturing - (0.24)%
Colfax Corp.	(6,521)	(177,371)

Management of Companies and Enterprises - (0.60)%
Goldman Sachs Group, Inc.	(1,277)	(260,393)
Renasant Corp.	(5,504)	(180,476)
		(440,869)

Merchant Wholesalers, Durable Goods - (0.86)%
Sunrun, Inc.	(11,536)	(176,847)
Varonis Systems, Inc.	(4,568)	(312,086)
Westrock Co.	(4,240)	(144,923)
		(633,856)
Merchant Wholesalers, Nondurable Goods - (0.82)%
Freshpet, Inc.	(5,850)	(287,118)
Nu Skin Enterprises, Inc. - Class A	(8,024)	(325,935)
		(613,053)
Miscellaneous Manufacturing - (2.46)%
Acushnet Holdings Corp.	(4,303)	(111,749)
Callaway Golf Co.	(4,523)	(80,328)
Cantel Medical Corp.	(3,257)	(299,416)
Globus Medical, Inc. - Class A	(5,980)	(305,399)
Inspire Medical Systems, Inc.	(4,654)	(323,499)
Insulet Corp.	(1,931)	(297,702)
Mirati Therapeutics, Inc.	(1,682)	(137,874)
Tandem Diabetes Care, Inc.	(3,719)	(269,367)
		(1,825,334)
Miscellaneous Store Retailers - (0.47)%
Sally Beauty Holdings, Inc.	(28,202)	(344,910)

Motion Picture and Sound Recording Industries - (0.61)%
Netflix, Inc.	(785)	(230,593)
World Wrestling Entertainment, Inc.	(3,062)	(218,719)
		(449,312)
Motor Vehicle and Parts Dealers - (0.81)%
Cargurus, Inc.	(8,100)	(264,222)
Carvana Co.	(4,243)	(344,362)
		(608,584)
Nonstore Retailers - (0.31)%
InterActiveCorp	(891)	(226,884)

Oil and Gas Extraction - (1.57)%
Concho Resources, Inc.	(3,477)	(254,343)
Diamondback Energy, Inc.	(2,608)	(255,792)
Matador Resources Co.	(15,708)	(245,830)
Pattern Energy Group, Inc. - Class A	(7,398)	(200,856)
WPX Energy, Inc.	(18,955)	(203,956)
		(1,160,777)
Other Information Services - (0.77)%
Box, Inc. - Class A	(23,443)	(342,971)
Zillow Group, Inc. - Class A	(6,610)	(225,864)
		(568,835)
Personal and Laundry Services - (0.24)%
Weight Watchers International, Inc.	(5,920)	(177,541)

Petroleum Refining - (0.19)%
Linde PLC (a)	(763)	(144,138)

Primary Metal Manufacturing - (0.36)%
Commercial Metals Co.	(8,994)	(140,936)
United States Steel Corp.	(11,095)	(122,822)
		(263,758)
Professional, Scientific, and Technical Services - (1.61)%
Cloudera, Inc.	(50,067)	(357,478)
Nutanix, Inc. - Class A	(15,294)	(370,575)
Pluralsight, Inc. - Class A	(20,753)	(334,123)
Shake Shack, Inc. - Class A	(1,340)	(132,874)
		(1,195,050)
Publishing Industries (except Internet) - (2.85)%
Activision Blizzard, Inc.	(9,528)	(482,118)
DocuSign, Inc.	(6,685)	(312,123)
Dropbox, Inc.	(18,387)	(329,127)
LogMeIn, Inc.	(4,695)	(313,814)
SS&C Technologies Holdings, Inc.	(7,612)	(354,795)
Twilio, Inc. - Class A	(2,490)	(324,870)
		(2,116,847)
Real Estate - (0.15)%
Howard Hughes Corp.	(898)	(113,390)

Rental and Leasing Services - (0.99)%
Air Lease Corp. - Class A	(4,539)	(188,550)
Aircastle Ltd. (a)	(9,053)	(197,809)
AMERCO	(478)	(168,074)
Hertz Global Holdings, Inc.	(14,506)	(175,668)
		(730,101)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (1.66)%
CommScope Holding Company, Inc.	(31,191)	(334,991)
Enstar Group Ltd. (a)	(789)	(140,931)
Moelis & Co. - Class A	(7,706)	(258,382)
Verra Mobility Corp.	(22,554)	(313,952)
WillScot Corp.	(12,943)	(180,555)
		(1,228,811)
Specialty Trade Contractors - (0.22)%
Quanta Services, Inc.	(4,917)	(166,686)

Support Activities for Mining - (0.17)%
Cleveland-Cliffs, Inc.	(15,751)	(125,063)

Telecommunications - (1.02)%
GCI Liberty, Inc. - Class A	(5,868)	(365,224)
Intelsat SA (a)	(18,946)	(391,803)
		(757,027)
Transit and Ground Passenger Transportation - (0.23)%
Lyft, Inc.	(3,473)	(170,073)

Transportation Equipment Manufacturing - (0.84)%
Tesla, Inc.	(578)	(130,403)
Thor Industries, Inc.	(2,752)	(126,344)
Trinity Industries, Inc.	(9,848)	(172,045)
Wabtec Corp.	(2,745)	(189,981)
		(618,773)

Truck Transportation - (0.28)%
Knight-Swift Transportation Holdings, Inc. - Class A	(6,017)	(205,420)

Utilities - (1.71)%
American States Water Co.	(2,259)	(209,025)
Antero Midstream Corp.	(28,442)	(202,222)
Atmos Energy Corp.	(1,833)	(202,052)
Evergy, Inc.	(3,687)	(239,655)
Eversource Energy	(2,555)	(204,732)
WEC Energy Group, Inc.	(2,184)	(209,162)
		(1,266,848)
Waste Management and Remediation Services - (0.26)%
Covanta Holding Corp.	(5,767)	(99,192)
Stericycle, Inc.	(2,221)	(99,701)
		(198,893)
TOTAL COMMON STOCKS (Proceeds $36,256,030)		(33,730,676)

REAL ESTATE INVESTMENT TRUSTS (3.56)%
American Assets Trust, Inc.	(2,457)	(115,135)
Annaly Capital Management, Inc.	(28,694)	(238,160)
Colony Credit Real Estate, Inc.	(17,067)	(213,850)
CoreSite Realty Corp.	(1,013)	(117,690)
Cousins Properties, Inc.	(3,371)	(116,974)
HCP, Inc.	(3,299)	(114,508)
JBG SMITH Properties	(2,976)	(113,862)
Macerich Co.	(4,350)	(124,106)
National Retail Properties, Inc.	(2,051)	(115,164)
New Residential Investment Corp.	(18,028)	(253,653)
Physicians Realty Trust	(6,599)	(114,295)
PotlatchDeltic Corp.	(3,138)	(120,750)
Realty Income Corp.	(1,571)	(115,956)
Redwood Trust, Inc.	(15,502)	(257,333)
Two Harbors Investment Corp.	(19,632)	(247,952)
Ventas, Inc.	(1,908)	(140,028)
Weyerhaeuser Co.	(4,536)	(119,342)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $2,830,366)		(2,638,758)

Total Securities Sold Short (Proceeds $39,086,396)		$(36,369,434)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates a type of corporation in various countries, mostly those employing a civil law legal system.

Convergence Opportunities Fund
Schedule of Investments
August 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS* - 130.47%
Administrative and Support Services - 1.69%
Kelly Services, Inc. - Class A	6,366	$154,121
Waddell & Reed Financial, Inc. - Class A	5,220	84,407
		238,528
Ambulatory Health Care Services - 1.66%
Medpace Holdings, Inc. (a)(b)	2,873	232,454

Amusement, Gambling, and Recreation Industries - 1.13%
SeaWorld Entertainment, Inc. (a)	5,475	158,830

Apparel Manufacturing - 1.34%
UniFirst Corp.	967	189,445

Beverage and Tobacco Product Manufacturing - 0.90%
Coca-Cola Consolidated, Inc.	378	127,239

Broadcasting (except Internet) - 2.09%
Discovery Communications, Inc. - Class A (a)	2,328	64,253
Nexstar Media Group, Inc. - Class A	876	86,628
Sinclair Broadcast Group, Inc. - Class A	3,207	142,936
		293,817
Building Material and Garden Equipment and Supplies Dealers - 1.16%
BMC Stock Holdings, Inc. (a)	6,364	161,836

Chemical Manufacturing - 14.56%
Acceleron Pharma, Inc. (a)	3,890	174,700
ANI Pharmaceuticals, Inc. (a)	2,000	131,000
Arena Pharmaceuticals, Inc. (a)	2,887	152,693
Eagle Pharmaceuticals, Inc. (a)	2,789	157,272
Elf Beauty, Inc. (a)	6,142	100,237
FibroGen, Inc. (a)	3,821	170,646
Horizon Therapeutics PLC (a)(c)	6,322	174,677
Innospec, Inc.	1,408	117,117
Innoviva, Inc. (a)	11,835	137,168
Lantheus Holdings, Inc. (a)	9,274	201,802
Myers Industries, Inc.	7,224	121,580
PolyOne Corp.	4,151	132,873
Stepan Co.	1,234	117,712
Veracyte, Inc. (a)	6,117	162,101
		2,051,578
Computer and Electronic Product Manufacturing - 8.80%
Benchmark Electronics, Inc.	5,688	150,618
Cirrus Logic, Inc. (a)	2,337	125,357
Comtech Telecommunications Corp.	2,700	72,225
Jabil, Inc.	5,308	152,923
Lattice Semiconductor Corp. (a)	9,405	185,185
Natus Medical, Inc. (a)	7,296	201,953
Rambus, Inc. (a)	6,021	75,503
Sanmina Corp. (a)	5,214	150,685
Xperi Corp.	6,832	125,162
		1,239,611
Construction of Buildings - 0.91%
Meritage Homes Corp. (a)	1,969	128,654

Credit Intermediation and Related Activities - 14.82%
Associated Banc-Corp.	7,520	144,685
BancFirst Corp.	1,792	96,356
Everi Holdings, Inc. (a)	17,135	153,187
FNB Corp.	12,230	131,473
IBERIABANK Corp.	2,154	148,604
OFG Bancorp (c)	3,329	68,311
OneMain Holdings, Inc.	3,521	126,228
PacWest Bancorp	4,850	165,288
Pinnacle Financial Partners, Inc.	3,048	160,538
Popular, Inc. (c)	3,945	207,388
Regions Financial Corp.	13,175	192,619
SVB Financial Group (a)	655	127,476
Western Alliance Bancorp	3,758	163,172
Zions Bancorporation	4,945	203,190
		2,088,515
Educational Services - 2.27%
Career Education Corp. (a)	7,848	160,962
K12, Inc. (a)	6,037	159,075
		320,037
Fabricated Metal Product Manufacturing - 1.21%
Builders FirstSource, Inc. (a)	8,797	171,102

Food Manufacturing - 1.70%
Flowers Foods, Inc.	4,786	109,121
John B Sanfilippo & Son, Inc.	1,402	129,825
		238,946
Food Services and Drinking Places - 1.00%
Hyatt Hotels Corp. - Class A	1,955	141,053

Funds, Trusts, and Other Financial Vehicles - 1.46%
HealthEquity, Inc. (a)	3,461	205,445

Furniture and Related Product Manufacturing - 3.98%
Ethan Allen Interiors, Inc.	6,251	107,517
Herman Miller, Inc.	4,317	182,523
Sleep Number Corp. (a)	2,990	125,102
Tempur Sealy International, Inc. (a)	1,879	144,908
		560,050
Gasoline Stations - 0.78%
Delek U.S. Holdings, Inc.	3,363	110,138

Heavy and Civil Engineering Construction - 3.65%
Great Lakes Dredge & Dock Corp. (a)	15,730	170,513
KBR, Inc.	7,106	181,346
MasTec, Inc. (a)	2,592	162,959
		514,818
Hospitals - 1.46%
Magellan Health, Inc. (a)	3,273	206,232

Insurance Carriers and Related Activities - 8.26%
AMERISAFE, Inc.	2,918	200,467
CorVel Corp. (a)	2,368	199,457
Essent Group Ltd. (c)	4,075	197,638
MGIC Investment Corp.	14,393	182,071
Radian Group, Inc.	8,137	183,489
Selective Insurance Group, Inc.	2,511	199,951
		1,163,073

Leather and Allied Product Manufacturing - 0.93%
Deckers Outdoor Corp. (a)	884	130,346

Machinery Manufacturing - 2.62%
AGCO Corp.	1,088	75,203
Columbus McKinnon Corp.	4,184	135,436
John Bean Technologies Corp.	1,544	157,982
		368,621
Merchant Wholesalers, Durable Goods - 2.21%
Foundation Building Materials, Inc. (a)	9,340	159,994
Tech Data Corp. (a)	1,630	151,150
		311,144
Merchant Wholesalers, Nondurable Goods - 2.72%
Core-Mark Holding Company, Inc.	3,753	121,560
Performance Food Group Co. (a)	2,964	138,685
World Fuel Services Corp.	3,205	123,072
		383,317
Mining (except Oil and Gas) - 0.66%
Arch Coal, Inc. - Class A	1,209	92,561

Miscellaneous Manufacturing - 3.21%
Anika Therapeutics, Inc. (a)	2,733	155,125
Tandem Diabetes Care, Inc. (a)	2,788	201,935
YETI Holdings, Inc. (a)	3,382	95,542
		452,602
Miscellaneous Store Retailers - 0.70%
1-800-Flowers.com, Inc. - Class A (a)	6,733	99,110

Motion Picture and Sound Recording Industries - 0.31%
Lions Gate Entertainment Corp. (a)(c)	4,801	43,353

Motor Vehicle and Parts Dealers - 1.80%
Asbury Automotive Group, Inc. (a)	1,305	123,062
Lithia Motors, Inc. - Class A	1,000	131,070
		254,132
Nonmetallic Mineral Product Manufacturing - 0.89%
US Concrete, Inc. (a)	3,110	126,017

Nonstore Retailers - 0.59%
Insight Enterprises, Inc. (a)	1,733	83,288

Nursing and Residential Care Facilities - 1.44%
Omnicell, Inc. (a)	2,831	203,266

Oil and Gas Extraction - 0.62%
Helmerich & Payne, Inc.	2,312	86,908

Paper Manufacturing - 0.89%
Boise Cascade Co.	3,981	125,003

Petroleum and Coal Products Manufacturing - 0.62%
Dorian LPG Ltd. (a)(c)	8,451	87,806

Primary Metal Manufacturing - 1.13%
Atkore International Group, Inc. (a)	5,512	159,903

Professional, Scientific, and Technical Services - 8.51%
Insperity, Inc.	1,834	181,676
MAXIMUS, Inc.	2,356	181,271

PROS Holdings, Inc. (a)	2,546	180,817
Tetra Tech, Inc.	2,368	192,092
TTEC Holdings, Inc.	3,922	183,981
Verint Systems, Inc. (a)	3,393	180,813
Voyager Therapeutics, Inc. (a)	5,516	98,571
		1,199,221
Publishing Industries (except Internet) - 2.66%
Manhattan Associates, Inc. (a)	2,166	178,977
Workiva, Inc. (a)	4,076	196,095
		375,072
Real Estate - 1.82%
Avis Budget Group, Inc. (a)	3,730	92,392
Jones Lang LaSalle, Inc.	1,221	163,675
		256,067
Rental and Leasing Services - 1.89%
Enova International, Inc. (a)	5,420	129,538
Navient Corp.	10,765	137,146
		266,684
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.77%
INTL FCStone, Inc. (a)	2,676	104,926
Piper Jaffray Companies	1,861	135,406
Syneos Health, Inc. - Class A (a)	2,848	149,606
		389,938
Software Services - 1.26%
Paysign, Inc. (a)	13,391	177,966

Specialty Trade Contractors - 1.18%
EMCOR Group, Inc.	1,898	165,961

Support Activities for Mining - 0.59%
Patterson-UTI Energy, Inc.	9,649	83,464

Support Activities for Transportation - 0.65%
Hub Group, Inc. - Class A (a)	2,143	92,278

Telecommunications - 1.18%
Telephone & Data Systems, Inc. (b)	2,861	72,097
United States Cellular Corp. (a)	2,632	94,726
		166,823
Transportation Equipment Manufacturing - 3.48%
Fox Factory Holding Corp. (a)	1,367	98,479
Meritor, Inc. (a)	8,008	134,694
Oshkosh Corp.	2,121	149,043
Thor Industries, Inc.	2,369	108,761
		490,977
Truck Transportation - 0.66%
Landstar System, Inc.	830	92,562

Utilities - 5.85%
Hawaiian Electric Industries, Inc.	6,168	273,859
NorthWestern Corp.	3,790	274,548
Southwest Gas Holdings, Inc.	3,023	275,788
		824,195
Water Transportation - 0.71%
DHT Holdings, Inc. (c)	17,632	99,091

Wood Product Manufacturing - 1.09%
Universal Forest Products, Inc.	3,942	154,132

TOTAL COMMON STOCKS (Cost $17,425,660)		18,383,209

REAL ESTATE INVESTMENT TRUSTS* - 10.18%
Brookfield Property REIT, Inc. - Class A	8,514	160,233
City Office REIT, Inc.	12,076	163,509
First Industrial Realty Trust, Inc.	4,135	161,058
Mack-Cali Realty Corp.	7,872	160,353
Piedmont Office Realty Trust, Inc. - Class A	7,732	152,630
PS Business Parks, Inc.	883	158,596
Retail Value, Inc. (a)	4,336	160,389
Sunstone Hotel Investors, Inc.	12,250	160,965
Uniti Group, Inc.	21,201	156,675
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,421,280)		1,434,408

SHORT-TERM INVESTMENTS - 1.21%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.000% (b)(d)	170,985	170,985
TOTAL SHORT-TERM INVESTMENTS (Cost $170,985)		170,985

Total Investments (Cost $19,017,925) - 141.86%		19,988,602
Liabilities in Excess of Other Assets - (41.86)%		(5,898,617)
TOTAL NET ASSETS - 100.00%		$14,089,985

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $20,069,939 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of August 31, 2019.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Opportunities Fund
Schedule of Securities Sold Short
August 31, 2019 (Unaudited)

SECURITIES SOLD SHORT - (47.17)%	Shares	Value
COMMON STOCKS (43.26)%
Accommodation - (0.37)%
Red Rock Resorts, Inc. - Class A	(2,511)	$(52,354)

Administrative and Support Services - (0.73)%
ASGN, Inc.	(865)	(54,037)
Conduent, Inc.	(7,510)	(48,890)
		(102,927)
Air Transportation - (0.21)%
Spirit Airlines, Inc.	(800)	(30,032)

Ambulatory Health Care Services - (0.38)%
Tivity Health, Inc.	(2,946)	(53,794)

Apparel Manufacturing - (0.52)%
Capri Holdings Ltd. (a)	(1,505)	(39,702)
Guess?, Inc.	(1,869)	(33,773)
		(73,475)

Beverage and Tobacco Product Manufacturing - (0.62)%
MGP Ingredients, Inc.	(441)	(21,243)
National Beverage Corp.	(924)	(37,792)
Primo Water Corp.	(2,328)	(28,471)
		(87,506)
Broadcasting (except Internet) - (0.32)%
Liberty Broadband Corp. - Class A	(215)	(22,521)
Liberty Latin America Ltd. (a)	(1,375)	(22,578)
		(45,099)
Chemical Manufacturing - (4.18)%
Aerie Pharmaceuticals, Inc.	(1,286)	(27,855)
ArQule, Inc.	(2,680)	(24,013)
Blueprint Medicines Corp.	(188)	(14,414)
Cerus Corp.	(9,855)	(52,920)
Chemours Co.	(2,090)	(29,615)
Deciphera Pharmaceuticals, Inc.	(900)	(32,652)
Denali Therapeutics, Inc.	(1,395)	(25,110)
Dynavax Technologies Corp.	(3,130)	(12,958)
Flexion Therapeutics, Inc.	(1,466)	(19,307)
G1 Therapeutics, Inc.	(1,053)	(38,224)
Homology Medicines, Inc.	(1,435)	(27,136)
Immunomedics, Inc.	(2,151)	(27,533)
MyoKardia, Inc.	(515)	(27,692)
Quidel Corp.	(808)	(50,943)
Ra Pharmaceuticals, Inc.	(840)	(22,848)
REGENXBIO, Inc.	(657)	(22,660)
Revance Therapeutics, Inc.	(2,368)	(25,101)
Rubius Therapeutics, Inc.	(1,840)	(17,075)
Rhythm Pharmaceuticals, Inc.	(1,375)	(30,965)
Translate Bio, Inc.	(1,995)	(18,115)
Xencor, Inc.	(484)	(18,044)
Zogenix, Inc.	(551)	(23,522)
		(588,702)
Clothing and Clothing Accessories Stores - (0.29)%
Caleres, Inc.	(2,019)	(40,683)

Computer and Electronic Product Manufacturing - (4.21)%
Advanced Energy Industries, Inc.	(693)	(35,787)
Avanos Medical, Inc.	(1,428)	(47,381)
Avaya Holdings Corp.	(3,390)	(47,867)
AxoGen, Inc.	(3,423)	(54,254)
Cabot Microelectronics Corp.	(372)	(46,370)
Cohu, Inc.	(3,135)	(37,369)
Cubic Corp.	(776)	(53,753)
Infinera Corp.	(8,049)	(42,901)
Lumentum Holdings, Inc.	(775)	(43,214)
MKS Instruments, Inc.	(733)	(57,386)
nLight, Inc.	(2,883)	(37,248)
Plantronics, Inc.	(1,425)	(44,275)
Pure Storage, Inc. - Class A	(2,828)	(46,040)
		(593,845)
Construction of Buildings - (0.29)%
Lennar Corp.	(1,005)	(40,713)

Credit Intermediation and Related Activities - (5.08)%
Atlantic Union Bankshares Corp.	(1,415)	(51,096)
Banco Latinoamericano de Comercio Exterior SA (a)	(1,860)	(33,722)
Bank of N.T. Butterfield & Son Ltd. (a)	(1,526)	(42,057)
BOK Financial Corp.	(625)	(47,588)

Cadence BanCorp	(2,433)	(37,395)
CenterState Bank Corp.	(2,125)	(48,068)
Eagle Bancorp, Inc.	(1,080)	(43,999)
First Bancshares, Inc.	(1,365)	(43,052)
First Financial Bankshares, Inc.	(1,515)	(46,389)
Flagstar Bancorp, Inc.	(1,700)	(61,794)
Janus Henderson Group PLC (a)	(1,830)	(34,971)
Live Oak Bancshares, Inc.	(2,882)	(51,703)
PennyMac Financial Services, Inc.	(1,475)	(43,645)
Preferred Bank	(880)	(43,965)
Synovus Financial Corp.	(1,208)	(42,932)
Veritex Holdings, Inc.	(1,858)	(43,849)
		(716,225)
Data Processing, Hosting and Related Services - (0.36)%
Upwork, Inc.	(3,489)	(50,451)

Electrical Equipment, Appliance, and Component Manufacturing - (0.69)%
Altra Industrial Motion Corp.	(1,426)	(37,062)
Energizer Holdings, Inc.	(410)	(15,785)
GrafTech International Ltd.	(3,650)	(44,494)
		(97,341)
Fabricated Metal Product Manufacturing - (1.21)%
Cornerstone Building Brands, Inc.	(8,144)	(38,195)
McDermott International, Inc. (a)	(6,848)	(32,323)
Mueller Water Products, Inc. - Class A	(5,193)	(54,319)
PGT Innovations, Inc.	(2,860)	(45,760)
		(170,597)
Food Manufacturing - (0.24)%
Hain Celestial Group, Inc.	(1,754)	(33,414)

Food Services and Drinking Places - (1.10)%
Dave & Buster's Entertainment, Inc.	(1,218)	(52,435)
Papa John's International, Inc.	(1,038)	(51,651)
Texas Roadhouse, Inc.	(992)	(51,048)
		(155,134)
Funds, Trusts, and Other Financial Vehicles - (0.26)%
Magnolia Oil & Gas Corp.	(3,521)	(35,949)

General Merchandise Stores - (0.31)%
BJ's Wholesale Club Holdings, Inc.	(1,661)	(43,618)

Insurance Carriers and Related Activities - (0.91)%
MBIA, Inc.	(5,007)	(45,063)
United Fire Group, Inc.	(905)	(40,870)
White Mountains Insurance Group Ltd. (a)	(40)	(42,428)
		(128,361)
Leather and Allied Product Manufacturing - (0.28)%
Wolverine World Wide, Inc.	(1,545)	(40,093)

Machinery Manufacturing - (0.24)%
TPI Composites, Inc.	(1,950)	(34,398)

Management of Companies and Enterprises - (1.49)%
Allegiance Bancshares, Inc.	(1,655)	(53,639)
Ambac Financial Group, Inc.	(1,894)	(34,168)
Cooper-Standard Holdings, Inc.	(995)	(37,253)
Renasant Corp.	(1,342)	(44,004)
Triumph Bancorp, Inc.	(1,357)	(40,696)
		(209,760)

Merchant Wholesalers, Durable Goods - (1.19)%
Spectrum Brands Holdings, Inc.	(320)	(17,878)
Sunrun, Inc.	(2,393)	(36,685)
Varonis Systems, Inc.	(899)	(61,420)
Vivint Solar, Inc.	(6,452)	(52,003)
		(167,986)
Merchant Wholesalers, Nondurable Goods - (0.78)%
Adamas Pharmaceuticals, Inc.	(2,837)	(17,901)
Aimmune Therapeutics, Inc.	(1,471)	(29,994)
Atara Biotherapeutics, Inc.	(1,910)	(25,785)
Livent Corp.	(6,000)	(36,900)
		(110,580)
Mining (except Oil and Gas) - (0.26)%
Coeur Mining, Inc.	(6,641)	(36,326)

Miscellaneous Manufacturing - (2.26)%
Acushnet Holdings Corp.	(1,485)	(38,565)
Callaway Golf Co.	(2,220)	(39,428)
Cantel Medical Corp.	(568)	(52,216)
Inspire Medical Systems, Inc.	(756)	(52,550)
MSA Safety, Inc.	(421)	(44,470)
National Vision Holdings, Inc.	(1,326)	(37,605)
STAAR Surgical Co.	(1,775)	(53,445)
		(318,279)
Miscellaneous Store Retailers - (0.19)%
Party City Holdco, Inc.	(5,845)	(27,472)

Motor Vehicle and Parts Dealers - (0.40)%
Cargurus, Inc.	(708)	(23,095)
Carvana Co.	(413)	(33,518)
		(56,613)
Oil and Gas Extraction - (0.79)%
Jagged Peak Energy, Inc.	(4,111)	(28,366)
Pattern Energy Group, Inc. - Class A	(3,065)	(83,215)
		(111,581)
Paper Manufacturing - (0.50)%
Graphic Packaging Holding Co.	(2,824)	(38,999)
Greif, Inc. - Class A	(879)	(30,932)
		(69,931)
Primary Metal Manufacturing - (0.47)%
Century Aluminum Co.	(5,880)	(32,399)
Commercial Metals Co.	(2,139)	(33,518)
		(65,917)
Printing and Related Support Activities - (0.19)%
Centennial Resource Development, Inc. - Class A	(5,630)	(27,137)

Professional, Scientific, and Technical Services - (3.22)%
2U, Inc.	(3,477)	(62,169)
Allakos, Inc.	(310)	(27,423)
Altair Engineering, Inc. - Class A	(1,474)	(50,647)
Apellis Pharmaceuticals, Inc.	(1,023)	(29,769)
Cloudera, Inc.	(8,982)	(64,131)
Eventbrite, Inc.	(1,172)	(20,487)
Nutanix, Inc. - Class A	(2,510)	(60,817)
Pluralsight, Inc. - Class A	(2,698)	(43,438)
Ribbon Communications, Inc.	(8,644)	(44,690)
UroGen Pharma Ltd. (a)	(890)	(30,216)
WAVE Life Sciences Ltd. (a)	(856)	(19,688)
		(453,475)

Publishing Industries (except Internet) - (1.12)%
Evolent Health, Inc. - Class A	(8,179)	(56,189)
Houghton Mifflin Harcourt Co.	(8,745)	(52,033)
Zuora, Inc.	(3,259)	(49,048)
		(157,270)
Real Estate - (0.49)%
Boston Omaha Corp.	(1,186)	(24,289)
Redfin Corp.	(2,625)	(44,337)
		(68,626)
Rental and Leasing Services - (0.84)%
Aircastle Ltd. (a)	(1,985)	(43,372)
Hertz Global Holdings, Inc.	(2,540)	(30,759)
Triton International Ltd. - Class A (a)	(1,392)	(44,753)
		(118,884)
Repair and Maintenance - (0.19)%
Conn's, Inc.	(1,304)	(26,289)

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (1.16)%
American Finance Trust, Inc.	(3,905)	(46,743)
PJT Partners, Inc. - Class A	(833)	(34,661)
Virtu Financial, Inc. - Class A	(1,880)	(35,344)
WillScot Corp.	(3,362)	(46,899)
		(163,647)
Support Activities for Mining - (0.48)%
Callon Petroleum Co.	(5,532)	(22,736)
Diamond Offshore Drilling, Inc.	(3,440)	(22,325)
KLX Energy Services Holdings, Inc.	(1,350)	(13,541)
Nine Energy Service, Inc.	(1,570)	(8,604)
		(67,206)
Telecommunications - (0.70)%
Anterix, Inc.	(683)	(26,466)
Argan, Inc.	(1,070)	(44,202)
Intelsat SA (a)	(1,326)	(27,422)
		(98,090)
Textile Product Mills - (0.36)%
Interface, Inc.	(4,575)	(50,554)

Transportation Equipment Manufacturing - (0.88)%
Helios Technologies, Inc.	(1,107)	(47,369)
Tenneco, Inc. - Class A	(4,438)	(38,699)
Trinity Industries, Inc.	(2,175)	(37,997)
		(124,065)
Utilities - (1.52)%
Antero Midstream Corp.	(3,125)	(22,219)
AquaVenture Holdings Ltd. (a)	(3,535)	(62,499)
Clearway Energy, Inc. - Class C	(4,178)	(73,951)
New Jersey Resources Corp.	(1,210)	(55,345)
		(214,014)
Waste Management and Remediation Services - (0.75)%
Covanta Holding Corp.	(2,850)	(49,020)
Stericycle, Inc.	(1,265)	(56,786)
		(105,806)
Water Transportation - (0.23)%
Kirby Corp.	(426)	(31,349)

TOTAL COMMON STOCKS (Proceeds $6,747,694)		(6,095,568)

REAL ESTATE INVESTMENT TRUSTS (3.91)%
Brookfield Property REIT, Inc. - Class A	(2,200)	(41,404)
CatchMark Timber Trust, Inc.	(4,450)	(44,100)
Colony Credit Real Estate, Inc.	(2,746)	(34,407)
CoreSite Realty Corp.	(409)	(47,518)
Cousins Properties, Inc.	(1,316)	(45,665)
Front Yard Residential Corp.	(4,102)	(45,491)
Hudson Pacific Properties, Inc.	(1,407)	(47,838)
KKR Real Estate Finance Trust, Inc.	(1,812)	(34,265)
Macerich Co.	(1,226)	(34,978)
Pebblebrook Hotel Trust	(1,691)	(45,606)
PotlatchDeltic Corp.	(1,324)	(50,948)
Seritage Growth Properties	(1,147)	(44,836)
Two Harbors Investment Corp.	(2,653)	(33,507)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $574,094)		(550,563)

Total Securities Sold Short (Proceeds $7,321,788)		$(6,646,131)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates a type of corporation in various countries, mostly those employing a civil law legal system.

Convergence Market Neutral Fund
Schedule of Investments
August 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS* - 99.57%
Administrative and Support Services - 1.50%
ManpowerGroup, Inc.	5,273	$431,015
PayPal Holdings, Inc. (a)	4,678	510,136
		941,151
Ambulatory Health Care Services - 0.68%
Medpace Holdings, Inc. (a)(b)	5,272	426,558

Amusement, Gambling, and Recreation Industries - 0.79%
SeaWorld Entertainment, Inc. (a)	17,037	494,243

Apparel Manufacturing - 0.75%
UniFirst Corp.	2,402	470,576

Beverage and Tobacco Product Manufacturing - 0.75%
Coca-Cola Consolidated, Inc.	1,388	467,215

Broadcasting (except Internet) - 1.88%
DISH Network Corp. - Class A (a)	12,149	407,721
Sinclair Broadcast Group, Inc. - Class A	8,672	386,511
Viacom, Inc. - Class B	15,345	383,318
		1,177,550
Building Material and Garden Equipment and Supplies Dealers - 1.50%
BMC Stock Holdings, Inc. (a)	19,649	499,674
Home Depot, Inc.	1,934	440,778
		940,452
Chemical Manufacturing - 6.99%
AbbVie, Inc.	7,045	463,138
Amgen, Inc.	2,279	475,446
Arena Pharmaceuticals, Inc. (a)	8,632	456,546
Biogen, Inc. (a)	2,092	459,717
Bristol-Myers Squibb Co.	9,317	447,868
Colgate-Palmolive Co.	5,138	380,983
Gilead Sciences, Inc.	7,432	472,230
PolyOne Corp.	13,509	432,423
Procter & Gamble Co.	2,605	313,199
Scotts Miracle-Gro Co. - Class A	4,420	469,934
		4,371,484
Computer and Electronic Product Manufacturing - 8.60%
Alphabet, Inc. - Class C (a)	350	415,835
Apple, Inc.	2,584	539,384
Broadcom, Inc.	1,715	484,728
Cisco Systems, Inc.	9,740	455,929
Danaher Corp.	3,530	501,578
Intel Corp.	9,971	472,725
International Business Machines Corp.	3,719	504,036
Jabil, Inc.	18,157	523,103
L3Harris Technologies, Inc.	2,385	504,213
Medtronic PLC (c)	4,871	525,532
Teradyne, Inc.	8,578	454,377
		5,381,440
Construction of Buildings - 0.88%
Meritage Homes Corp. (a)	8,444	551,731

Credit Intermediation and Related Activities - 8.99%
Ameriprise Financial, Inc.	3,336	430,277
Bank of America Corp.	19,668	541,067
Capital One Financial Corp.	5,018	434,659
Citigroup, Inc.	8,398	540,411
Discover Financial Services	6,464	516,927
Fifth Third Bancorp	20,729	548,281
First Horizon National Corp.	33,982	537,935
OneMain Holdings, Inc.	12,565	450,455
Popular, Inc. (c)	10,259	539,316
SVB Financial Group (a)	2,803	545,520
Wells Fargo & Co.	11,710	545,335
		5,630,183

Data Processing, Hosting and Related Services - 1.63%
Hewlett Packard Enterprise Co.	38,138	527,067
HMS Holdings Corp. (a)	13,451	491,365
		1,018,432
Educational Services - 0.84%
Laureate Education, Inc. - Class A (a)	28,868	528,284

Electronics and Appliance Stores - 0.60%
Best Buy Company, Inc.	5,906	375,917

Fabricated Metal Product Manufacturing - 1.59%
Ball Corp.	6,193	497,979
Builders FirstSource, Inc. (a)	25,517	496,306
		994,285
Food Manufacturing - 2.18%
Hershey Co.	2,979	472,112
Pilgrim's Pride Corp. (a)	13,129	409,100
Tyson Foods, Inc. - Class A	5,246	488,087
		1,369,299
Food Services and Drinking Places - 1.59%
Hyatt Hotels Corp. - Class A	6,379	460,245
Starbucks Corp.	5,517	532,721
		992,966
Funds, Trusts, and Other Financial Vehicles - 0.82%
Principal Financial Group, Inc.	9,622	512,083

Furniture and Related Product Manufacturing - 0.90%
Tempur Sealy International, Inc. (a)	7,265	560,277

Gasoline Stations - 0.70%
Delek U.S. Holdings, Inc.	13,300	435,575

General Merchandise Stores - 1.27%
Target Corp.	3,701	396,155
Wal-Mart, Inc.	3,503	400,253
		796,408
Heavy and Civil Engineering Construction - 0.78%
KBR, Inc.	19,122	487,993

Insurance Carriers and Related Activities - 4.81%
Arch Capital Group Ltd. (a)(c)	12,800	505,600
Hilltop Holdings, Inc.	21,915	520,481
MetLife, Inc.	11,136	493,325
Prudential Financial, Inc.	5,813	465,563
Radian Group, Inc.	23,358	526,723
WR Berkley Corp.	6,943	494,689
		3,006,381
Leather and Allied Product Manufacturing - 1.77%
Deckers Outdoor Corp. (a)	3,721	548,661
Nike, Inc. - Class B	6,578	555,841
		1,104,502
Machinery Manufacturing - 1.57%
Cummins, Inc.	3,262	486,919
Lam Research Corp.	2,365	497,856
		984,775
Management of Companies and Enterprises - 0.69%
Morgan Stanley	10,337	428,882

Merchant Wholesalers, Durable Goods - 0.85%
Tech Data Corp. (a)	5,739	532,177

Merchant Wholesalers, Nondurable Goods - 3.44%
AmerisourceBergen Corp.	6,437	529,572
Cardinal Health, Inc.	11,167	481,633
McKesson Corp.	3,533	488,508
Sysco Corp.	2,516	187,014
World Fuel Services Corp.	12,152	466,637
		2,153,364

Mining (except Oil and Gas) - 0.76%
Vulcan Materials Co.	3,369	475,871

Miscellaneous Manufacturing - 0.86%
NewMarket Corp.	1,128	535,518

Motor Vehicle and Parts Dealers - 0.65%
Asbury Automotive Group, Inc. (a)	4,322	407,565

Nonstore Retailers - 1.23%
Amazon.com, Inc. (a)	223	396,112
eBay, Inc.	9,302	374,778
		770,890
Petroleum and Coal Products Manufacturing - 2.17%
CVR Energy, Inc. (b)	12,333	490,607
HollyFrontier Corp.	10,203	452,605
Valero Energy Corp.	5,521	415,621
		1,358,833
Plastics and Rubber Products Manufacturing - 1.66%
Berry Global Group, Inc. (a)	11,174	437,350
Carlisle Companies, Inc.	4,138	599,844
		1,037,194
Primary Metal Manufacturing - 0.70%
Worthington Industries, Inc.	12,628	438,192

Professional, Scientific, and Technical Services - 8.29%
Alexion Pharmaceuticals, Inc. (a)	4,639	467,426
Cadence Design Systems, Inc. (a)	7,368	504,561
Celgene Corp. (a)	4,934	477,611
Cerner Corp.	7,287	502,147
Insperity, Inc.	4,871	482,521
Interpublic Group of Companies, Inc.	18,533	368,436
Omnicom Group, Inc.	4,718	358,851
Tetra Tech, Inc.	6,039	489,884
TTEC Holdings, Inc.	10,750	504,283
Verint Systems, Inc. (a)	9,439	503,004
VMware, Inc. - Class A (a)(b)	3,746	529,834
		5,188,558
Publishing Industries (except Internet) - 4.71%
Citrix Systems, Inc.	5,345	496,978
Fortinet, Inc. (a)	6,193	490,362
Manhattan Associates, Inc. (a)	5,826	481,402
Microsoft Corp.	3,713	511,873
Oracle Corp.	9,361	487,334
Veeva Systems, Inc. - Class A (a)	2,986	478,895
		2,946,844
Rail Transportation - 0.69%
CSX Corp.	6,412	429,732

Real Estate - 1.85%
CBRE Group, Inc. - Class A (a)	11,198	585,319
Jones Lang LaSalle, Inc.	4,259	570,919
		1,156,238
Rental and Leasing Services - 1.60%
Navient Corp.	40,157	511,601
Synchrony Financial	15,366	492,480
		1,004,081
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.92%
Allegion PLC (c)	5,994	577,042

Specialty Trade Contractors - 0.81%
EMCOR Group, Inc.	5,807	507,764

Support Activities for Transportation - 1.36%
CH Robinson Worldwide, Inc.	5,019	424,055
Expeditors International of Washington, Inc.	6,004	426,884
		850,939
Telecommunications - 1.06%
AT&T, Inc.	18,849	664,616

Transportation Equipment Manufacturing - 4.47%
Federal Signal Corp.	16,343	485,551
General Motors Co.	9,550	354,210
Gentex Corp.	13,558	360,643
HEICO Corp.	3,499	506,200
Lockheed Martin Corp.	1,461	561,185
Oshkosh Corp. (b)	7,510	527,727
		2,795,516
Truck Transportation - 0.70%
Landstar System, Inc.	3,923	437,493

Utilities - 4.21%
AES Corp.	33,364	511,470
Duke Energy Corp.	5,766	534,739
NRG Energy, Inc.	14,577	530,603
Southern Co.	9,028	525,971
Southwest Gas Holdings, Inc.	5,833	532,145
		2,634,928
Water Transportation - 0.74%
Norwegian Cruise Line Holdings Ltd. (a)(c)	9,070	460,303

Wood Product Manufacturing - 0.79%
Universal Forest Products, Inc.	12,563	491,213

TOTAL COMMON STOCKS (Cost $59,365,411)		62,303,513

REAL ESTATE INVESTMENT TRUSTS* - 7.10%
Brixmor Property Group, Inc.	30,305	558,521
Host Hotels & Resorts, Inc.	35,070	562,523
Invitation Homes, Inc.	20,994	603,788
Kimco Realty Corp.	30,090	553,054
Medical Properties Trust, Inc.	27,641	513,846
PS Business Parks, Inc.	2,910	522,665
Rexford Industrial Realty, Inc.	12,776	564,571
Sunstone Hotel Investors, Inc.	42,691	560,960
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,251,301)		4,439,928

SHORT-TERM INVESTMENTS - 0.52%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.000% (b)(d)	324,996	324,996
TOTAL SHORT-TERM INVESTMENTS (Cost $324,996)		324,996

Total Investments (Cost $63,941,708) - 107.19%		67,068,437
Liabilities in Excess of Other Assets - (7.19)%		(4,501,204)
TOTAL NET ASSETS - 100.00%		$62,567,233

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $65,183,351 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of August 31, 2019.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Market Neutral Fund
Schedule of Securities Sold Short
August 31, 2019 (Unaudited)

SECURITIES SOLD SHORT - (83.59)%	Shares	Value
COMMON STOCKS (74.47)%
Accommodation - (1.11)%
Marriott Vacations Worldwide Corp.	(3,711)	$(365,868)
Wyndham Hotels & Resorts, Inc.	(6,385)	(328,061)
		(693,929)
Administrative and Support Services - (0.59)%
Equifax, Inc.	(2,509)	(367,267)

Amusement, Gambling, and Recreation Industries - (0.81)%
Six Flags Entertainment Corp.	(5,447)	(322,299)
Walt Disney Co.	(1,324)	(181,732)
		(504,031)
Animal Production and Aquaculture - (0.49)%
Cal-Maine Foods, Inc.	(7,508)	(304,374)

Apparel Manufacturing - (0.54)%
Capri Holdings Ltd. (a)	(12,818)	(338,139)

Beverage and Tobacco Product Manufacturing - (0.99)%
National Beverage Corp.	(6,898)	(282,128)
NMI Holdings, Inc.	(11,800)	(334,412)
		(616,540)
Broadcasting (except Internet) - (0.85)%
Cable One, Inc.	(141)	(182,964)
Liberty Broadband Corp. - Class C	(1,856)	(195,697)
Spotify Technology SA (a)	(1,148)	(154,923)
		(533,584)
Building Material and Garden Equipment and Supplies Dealers - (0.51)%
Lowe's Companies, Inc.	(2,846)	(319,321)

Chemical Manufacturing - (6.36)%
Aerie Pharmaceuticals, Inc.	(8,992)	(194,767)
Agios Pharmaceuticals, Inc.	(5,188)	(196,885)
Albemarle Corp.	(5,120)	(316,058)
Alnylam Pharmaceuticals, Inc.	(2,569)	(207,293)
Bluebird Bio, Inc.	(1,977)	(204,244)
Blueprint Medicines Corp.	(2,677)	(205,246)
Chemours Co.	(24,867)	(352,365)
Deciphera Pharmaceuticals, Inc.	(5,515)	(200,084)
Denali Therapeutics, Inc.	(11,300)	(203,400)
Immunomedics, Inc.	(15,759)	(201,715)
International Flavors & Fragrances, Inc.	(2,666)	(292,594)
Medicines Co.	(4,384)	(183,953)
MyoKardia, Inc.	(3,672)	(197,443)
Nektar Therapeutics	(11,895)	(208,994)
REGENXBIO, Inc.	(6,074)	(209,491)
Sage Therapeutics, Inc.	(1,217)	(208,922)
Ultragenyx Pharmaceutical, Inc.	(3,789)	(206,387)
Zogenix, Inc.	(4,491)	(191,721)
		(3,981,562)
Clothing and Clothing Accessories Stores - (0.49)%
Tiffany & Co.	(3,644)	(309,266)

Computer and Electronic Product Manufacturing - (9.15)%
Avanos Medical, Inc.	(11,997)	(398,060)
Avaya Holdings Corp.	(24,269)	(342,679)
Cabot Microelectronics Corp.	(2,809)	(350,142)
Cubic Corp.	(4,875)	(337,691)
DexCom, Inc.	(2,356)	(404,314)
First Solar, Inc.	(4,516)	(280,308)
Fortive Corp.	(4,887)	(346,488)
Guidewire Software, Inc.	(3,414)	(328,359)
IPG Photonics Corp.	(2,781)	(344,093)
Lumentum Holdings, Inc.	(5,198)	(289,840)
Marvell Technology Group Ltd. (a)	(11,910)	(285,483)
Monolithic Power Systems, Inc.	(2,009)	(302,475)
NVIDIA Corp.	(1,594)	(267,011)
Plantronics, Inc.	(12,092)	(375,699)
Pure Storage, Inc. - Class A	(24,965)	(406,430)
Square, Inc. - Class A	(5,302)	(327,876)
ViaSat, Inc.	(4,280)	(339,532)
		(5,726,480)
Construction of Buildings - (0.55)%
Lennar Corp. - Class A	(6,799)	(346,749)

Credit Intermediation and Related Activities - (4.93)%
Bank OZK	(13,286)	(342,779)
BOK Financial Corp.	(4,473)	(340,574)
Cadence BanCorp	(21,981)	(337,848)
CenterState Bank Corp.	(14,752)	(333,690)

Cullen/Frost Bankers, Inc.	(4,085)	(339,096)
Flagstar Bancorp, Inc.	(10,102)	(367,209)
Independent Bank Group, Inc.	(6,865)	(335,767)
PennyMac Financial Services, Inc.	(11,627)	(344,043)
Synovus Financial Corp.	(9,643)	(342,712)
		(3,083,718)
Data Processing, Hosting and Related Services - (0.57)%
Upwork, Inc.	(24,550)	(354,993)

Educational Services - (0.51)%
Grand Canyon Education, Inc.	(2,519)	(316,386)

Electrical Equipment, Appliance, and Component Manufacturing - (0.98)%
Altra Industrial Motion Corp.	(13,847)	(359,884)
Energizer Holdings, Inc.	(6,556)	(252,406)
		(612,290)
Fabricated Metal Product Manufacturing - (1.55)%
BWX Technologies, Inc.	(6,031)	(357,035)
McDermott International, Inc. (a)	(52,574)	(248,149)
Mueller Water Products, Inc. - Class A	(34,636)	(362,293)
		(967,477)
Food and Beverage Stores - (0.30)%
Sprouts Farmers Market, Inc.	(10,450)	(187,577)

Food Manufacturing - (0.99)%
Kraft Heinz Co.	(12,060)	(307,771)
Lamb Weston Holdings, Inc.	(4,463)	(314,151)
		(621,922)
Funds, Trusts, and Other Financial Vehicles - (0.41)%
Magnolia Oil & Gas Corp.	(25,073)	(255,995)

Furniture and Home Furnishings Stores - (0.54)%
Floor & Decor Holdings, Inc. - Class A	(6,809)	(335,139)

General Merchandise Stores - (0.74)%
BJ's Wholesale Club Holdings, Inc.	(6,430)	(168,852)
Kohl's Corp.	(6,179)	(292,020)
		(460,872)
Health and Personal Care Stores - (0.62)%
CVS Health Corp.	(6,417)	(390,924)

Heavy and Civil Engineering Construction - (0.57)%
Fluor Corp.	(19,968)	(352,834)

Insurance Carriers and Related Activities - (2.65)%
American International Group, Inc.	(6,183)	(321,763)
Brighthouse Financial, Inc.	(9,717)	(342,621)
Markel Corp.	(277)	(316,633)
ProAssurance Corp.	(8,529)	(333,228)
White Mountains Insurance Group Ltd. (a)	(324)	(343,668)
		(1,657,913)
Leather and Allied Product Manufacturing - (0.59)%
Wolverine World Wide, Inc.	(14,156)	(367,348)

Machinery Manufacturing - (0.58)%
Colfax Corp.	(13,456)	(366,003)

Management of Companies and Enterprises - (1.11)%
Goldman Sachs Group, Inc.	(1,790)	(364,999)
Renasant Corp.	(9,986)	(327,441)
		(692,440)
Merchant Wholesalers, Durable Goods - (1.62)%
Sunrun, Inc.	(21,531)	(330,070)
Varonis Systems, Inc.	(5,531)	(377,878)
Westrock Co.	(8,816)	(301,331)
		(1,009,279)
Merchant Wholesalers, Nondurable Goods - (0.89)%
Freshpet, Inc.	(6,774)	(332,468)
Nu Skin Enterprises, Inc. - Class A	(5,562)	(225,928)
		(558,396)

Miscellaneous Manufacturing - (4.68)%
Acushnet Holdings Corp.	(14,284)	(370,956)
Callaway Golf Co.	(20,282)	(360,208)
Cantel Medical Corp.	(4,488)	(412,582)
Globus Medical, Inc. - Class A	(7,385)	(377,152)
Inspire Medical Systems, Inc.	(5,419)	(376,675)
Insulet Corp.	(2,798)	(431,367)
Mirati Therapeutics, Inc.	(2,403)	(196,974)
Tandem Diabetes Care, Inc.	(5,582)	(404,304)
		(2,930,218)
Miscellaneous Store Retailers - (0.42)%
Sally Beauty Holdings, Inc.	(21,308)	(260,597)

Motion Picture and Sound Recording Industries - (0.52)%
Netflix, Inc.	(604)	(177,425)
World Wrestling Entertainment, Inc.	(2,073)	(148,074)
		(325,499)
Motor Vehicle and Parts Dealers - (0.76)%
Cargurus, Inc.	(5,288)	(172,494)
Carvana Co.	(3,741)	(303,619)
		(476,113)
Nonstore Retailers - (0.28)%
InterActiveCorp	(699)	(177,993)

Oil and Gas Extraction - (2.32)%
Concho Resources, Inc.	(3,505)	(256,391)
Diamondback Energy, Inc.	(2,671)	(261,972)
Matador Resources Co.	(16,851)	(263,718)
Pattern Energy Group, Inc. - Class A	(15,097)	(409,883)
WPX Energy, Inc.	(24,364)	(262,157)
		(1,454,121)
Other Information Services - (0.85)%
Box, Inc. - Class A	(23,972)	(350,710)
Zillow Group, Inc. - Class A	(5,336)	(182,331)
		(533,041)
Personal and Laundry Services - (0.51)%
Weight Watchers International, Inc.	(10,594)	(317,714)

Petroleum Refining - (0.55)%
Linde PLC (a)	(1,823)	(344,383)

Primary Metal Manufacturing - (1.02)%
Commercial Metals Co.	(20,669)	(323,883)
United States Steel Corp.	(28,240)	(312,617)
		(636,500)
Professional, Scientific, and Technical Services - (2.36)%
Cloudera, Inc.	(48,170)	(343,934)
Nutanix, Inc. - Class A	(17,702)	(428,919)
Pluralsight, Inc. - Class A	(20,758)	(334,204)
Shake Shack, Inc. - Class A	(3,719)	(368,776)
		(1,475,833)
Publishing Industries (except Internet) - (3.00)%
Activision Blizzard, Inc.	(4,129)	(208,927)
DocuSign, Inc.	(7,362)	(343,732)
Dropbox, Inc.	(18,555)	(332,135)
LogMeIn, Inc.	(4,748)	(317,356)
SS&C Technologies Holdings, Inc.	(7,354)	(342,770)
Twilio, Inc. - Class A	(2,562)	(334,264)
		(1,879,184)
Real Estate - (0.50)%
Howard Hughes Corp.	(2,481)	(313,276)

Rental and Leasing Services - (2.09)%
Air Lease Corp. - Class A	(6,934)	(288,038)
Aircastle Ltd. (a)	(16,990)	(371,232)
AMERCO	(897)	(315,403)
Hertz Global Holdings, Inc.	(27,363)	(331,366)
		(1,306,039)

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (2.71)%
CommScope Holding Company, Inc.	(32,563)	(349,727)
Enstar Group Ltd. (a)	(1,714)	(306,155)
Moelis & Co. - Class A	(10,832)	(363,197)
Verra Mobility Corp.	(24,501)	(341,054)
WillScot Corp.	(24,213)	(337,771)
		(1,697,904)
Specialty Trade Contractors - (0.55)%
Quanta Services, Inc.	(10,174)	(344,899)

Support Activities for Mining - (0.50)%
Cleveland-Cliffs, Inc.	(39,330)	(312,280)

Telecommunications - (0.87)%
GCI Liberty, Inc. - Class A	(4,219)	(262,591)
Intelsat SA (a)	(13,718)	(283,688)
		(546,279)
Transit and Ground Passenger Transportation - (0.50)%
Lyft, Inc.	(6,359)	(311,400)

Transportation Equipment Manufacturing - (2.01)%
Tesla, Inc.	(1,191)	(268,702)
Thor Industries, Inc.	(5,909)	(271,282)
Trinity Industries, Inc.	(20,830)	(363,900)
Wabtec Corp.	(5,114)	(353,940)
		(1,257,824)
Truck Transportation - (0.51)%
Knight-Swift Transportation Holdings, Inc. - Class A	(9,435)	(322,111)

Utilities - (3.19)%
American States Water Co.	(3,658)	(338,475)
Antero Midstream Corp.	(35,223)	(250,436)
Atmos Energy Corp.	(3,076)	(339,067)
Evergy, Inc.	(5,784)	(375,960)
Eversource Energy	(4,288)	(343,597)
WEC Energy Group, Inc.	(3,636)	(348,220)
		(1,995,755)
Waste Management and Remediation Services - (1.18)%
Covanta Holding Corp.	(21,525)	(370,230)
Stericycle, Inc.	(8,266)	(371,061)
		(741,291)
TOTAL COMMON STOCKS (Proceeds $48,072,918)		(46,593,002)

REAL ESTATE INVESTMENT TRUSTS (9.12)%
American Assets Trust, Inc.	(7,154)	(335,236)
Annaly Capital Management, Inc.	(40,805)	(338,682)
Colony Credit Real Estate, Inc.	(27,882)	(349,361)
CoreSite Realty Corp.	(2,909)	(337,968)
Cousins Properties, Inc.	(9,811)	(340,442)
HCP, Inc.	(9,643)	(334,709)
JBG SMITH Properties	(8,651)	(330,987)
Macerich Co.	(10,963)	(312,774)
National Retail Properties, Inc.	(5,986)	(336,114)
New Residential Investment Corp.	(25,155)	(353,931)
Physicians Realty Trust	(19,093)	(330,691)
PotlatchDeltic Corp.	(9,064)	(348,783)
Realty Income Corp.	(4,540)	(335,097)
Redwood Trust, Inc.	(20,522)	(340,665)
Two Harbors Investment Corp.	(24,563)	(310,231)
Ventas, Inc.	(4,496)	(329,961)
Weyerhaeuser Co.	(13,054)	(343,451)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $6,070,830)		(5,709,083)

Total Securities Sold Short (Proceeds $54,143,748)		$(52,302,085)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite
Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service.”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service.
Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity. In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2019 in valuing the Funds' investments carried at fair value:

Convergence Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$98,840,455	$-	$-	$98,840,455
Real Estate Investment Trusts	3,485,180	-	-	3,485,180
Short-Term Investments	10,505,854	-	-	10,505,854
Total Assets	$112,831,489	$-	$-	$112,831,489

Liabilities:
Securities Sold Short
Common Stocks*	$(33,730,676)	$-	$-	$(33,730,676)
Real Estate Investment Trusts	(2,638,758)	-	-	(2,638,758)
Total Securities Sold Short	$(36,369,434)	$-	$-	$(36,369,434)
Total Liabilities	$(36,369,434)	$-	$-	$(36,369,434)

Convergence Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$18,383,209	$-	$-	$18,383,209
Real Estate Investment Trusts	1,434,408	-	-	1,434,408
Short-Term Investments	170,985	-	-	170,985
Total Assets	$19,988,602	$-	$-	$19,988,602

Liabilities:
Securities Sold Short
Common Stocks*	$(6,095,568)	$-	$-	$(6,095,568)
Real Estate Investment Trusts	(550,563)	-	-	(550,563)
Total Securities Sold Short	$(6,646,131)	$-	$-	$(6,646,131)
Total Liabilities	$(6,646,131)	$-	$-	$(6,646,131)

Convergence Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$62,303,513	$-	$-	$62,303,513
Real Estate Investment Trusts	4,439,928	-	-	4,439,928
Short-Term Investments	324,996	-	-	324,996
Total Assets	$67,068,437	$-	$-	$67,068,437

Liabilities:
Securities Sold Short
Common Stocks*	$(46,593,002)	$-	$-	$(46,593,002)
Real Estate Investment Trusts	(5,709,083)	-	-	(5,709,083)
Total Securities Sold Short	$(52,302,085)	$-	$-	$(52,302,085)
Total Liabilities	$(52,302,085)	$-	$-	$(52,302,085)

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund's did not hold any investments during the period ended August 31, 2019 with significant unobservable inputs which would be classified as Level 3.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title  /s/ John Buckel
    John Buckel, President

Date:    10/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date:    10/15/2019

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     10/15/2019

* Print the name and title of each signing officer under his or her signature.